Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	For investment and working capital [member]	Result in transaction with non-controlling interest [member]	Retained earnings [member]	Post- employment benefit	Cumulative translation adjustments [member]	Financial instruments	Total	Non-controlling interest [member]
Beginning balance at Dec. 31, 2019	$ 3,583.0	$ 1,551.6	$ (26.5)	$ 37.4	$ 49.0	$ 204.4	$ 1,856.7	$ (4.2)	$ (31.6)	$ (39.2)	$ (110.0)	$ (1.5)	$ 3,486.1	$ 96.9
Statement [Line Items]
Loss for the year	(728.3)								(731.9)				(731.9)	3.6
Translation adjustments	62.1										53.5		53.5	8.6
Financial instruments - Cash flow hedge	9.0											9.0	9.0
Other comprehensive income	3.5													3.5
Total of comprehensive loss	(653.7)								(731.9)		53.5	9.0	(669.4)	15.7
Stock options grants exercised	0.4		0.8						(0.4)				0.4
PUT options of non-controlling interest	(22.2)							(22.2)					(22.2)
Absorption of reserves by loss for the year							(732.3)		732.3
Ending balance at Dec. 31, 2020	2,907.5	1,551.6	(25.7)	37.4	49.0	204.4	1,124.4	(26.4)	(31.6)	(39.2)	(56.5)	7.5	2,794.9	112.6
Statement [Line Items]
Loss for the year	(43.5)								(44.7)				(44.7)	1.2
Actuarial loss on post employment benefit obligation	(9.5)									(9.5)			(9.5)
Translation adjustments	(67.8)										(61.1)		(61.1)	(6.7)
Financial instruments - Cash flow hedge	(8.9)											(8.9)	(8.9)
Total of comprehensive loss	(129.7)								(44.7)	(9.5)	(61.1)	(8.9)	(124.2)	(5.5)
PUT options of non-controlling interest	(0.3)							(0.3)					(0.3)
Repurchases of common shares	(2.5)		(2.5)										(2.5)
Absorption of reserves by loss for the year							(76.3)		76.3
Ending balance at Dec. 31, 2021	2,775.0	1,551.6	(28.2)	37.4	49.0	204.4	1,048.1	(26.7)		(48.7)	(117.6)	(1.4)	2,667.9	107.1
Statement [Line Items]
Loss for the year	(203.5)								(185.4)				(185.4)	(18.1)
Actuarial loss on post employment benefit obligation	7.2									7.2			7.2
Translation adjustments	(30.6)										(33.4)		(33.4)	2.8
Financial instruments - Cash flow hedge	4.2											4.2	4.2
Listing expenses	135.7													135.7
Total of comprehensive loss	(87.0)								(185.4)	7.2	(33.4)	4.2	(207.4)	120.4
Share-based remuneration	2.9			2.9									2.9
Result in transactions with non controlling interest	133.4							104.1					104.1	29.3
Absorption of reserves by loss for the year							(185.4)		$ 185.4
Ending balance at Dec. 31, 2022	$ 2,824.3	$ 1,551.6	$ (28.2)	$ 40.3	$ 49.0	$ 204.4	$ 862.7	$ 77.4		$ (41.5)	$ (151.0)	$ 2.8	$ 2,567.5	$ 256.8